Share Capital, textual 3 (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Class of Stock [Line Items]
Proceeds on issuance of common stock (net)	$ 48,078	$ 35,237	$ 39,637	$ 74,967
Proceeds on issuance of preferred stock(net)	38,865	0	0
Private Placement | Common Stock
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	1,000,000			1,000,000
Private Placement | Series B cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	800,000
March 2010 public offering
Class of Stock [Line Items]
Common Stock, Discount on Shares				3,150
Payments of Stock Issuance Costs				861
March 2010 public offering | Common Stock
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				10,350,000
Share Price				$ 7
April 2011 public offering
Class of Stock [Line Items]
Common Stock, Discount on Shares			2,100
Payments of Stock Issuance Costs			263
April 2011 public offering | Common Stock
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			5,000,000
Share Price			$ 8.4
March 2012 public offering
Class of Stock [Line Items]
Common Stock, Discount on Shares		1,869
Payments of Stock Issuance Costs		268
March 2012 public offering | Common Stock
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		5,750,000
Share Price		$ 6.5
June 2013 public offering
Class of Stock [Line Items]
Preferred Stock, Discount On Shares	672
Payments of Stock Issuance Costs	463
June 2013 public offering | Series B cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	800,000
Share Price	$ 25
November 2013 public offering
Class of Stock [Line Items]
Common Stock, Discount on Shares	1,898
Payments of Stock Issuance Costs	275
Proceeds on issuance of common stock (net)	$ 47,980
November 2013 public offering | Common Stock
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	5,750,000
Share Price	$ 7.43